Accumulated retained earnings	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Accumulated retained earnings	Accumulated retained earnings
a) Definitions
The balance of 'Equity - Accumulated gains and Other reserves' includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.
b) Breakdown
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2023	2022	2021
Restricted reserves	2,899	2,798	2,543
Legal reserveA	1,618	1,734	1,734
Own shares	649	737	755
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	589	284	11
Unrestricted reserves	16,033	7,701	4,243
Voluntary reservesB	14,284	7,917	6,123
Consolidation reserves attributable to the Bank	1,749	(216)	(1,880)
Reserves of subsidiaries	47,669	49,196	47,438
Reserves of entities accounted for using the equity method	1,762	1,553	1,572
	68,363	61,248	55,796
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.
i. Legal reserve
Under the Consolidated Spanish Corporate Enterprises Act, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.
Consequently, once again, after the capital increases described in note 31 had been carried out, the balance of the legal reserve met the percentage of 20% of the share capital, and at 31 December 2023 the Legal reserve was at the stipulated level.
ii. Reserve for treasury shares
According to the Corporate Enterprises Act, an unavailable reserve equivalent to the amount for which Banco Santander's shares owned by subsidiaries are recorded. This reservation shall be freely available when the circumstances which have obliged its constitution disappear. In addition, this reserve covers the outstanding balance of loans granted by the Group with Banco Santander's share guarantee and the amount equivalent to the credits granted by the Group companies to third parties for the acquisition of own shares.
iii. Revaluation reserve Royal Decree Law 7/1996, of 7 June
The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From 1 January 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.
If the balance of this reserve were used in a manner other than that provided for in Royal Decree law 7/1996, of 7 June, it would be subject to taxation.
iv. Reserves of subsidiaries
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2023	2022	2021
Banco Santander (Brasil) S.A. (Consolidated Group)	14,512	14,663	14,325
Santander UK Group	8,700	8,358	8,558
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	5,684	5,437	4,753
Santander Consumer Finance Group	4,344	3,858	3,502
Banco Santander - Chile	4,112	3,875	3,194
Banco Santander Argentina S.A.	2,813	2,527	2,318
Banco Santander Totta, S.A. (Consolidated Group)	2,626	3,297	2,940
Santander Bank Polska S.A.	2,535	2,140	1,990
Grupo Santander Holdings USA	1,893	4,324	4,913
Santander Investment, S.A.	1,215	1,316	1,307
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	1,044	1,050	869
Banco Santander International SA (former Banco Santander (Suisse) S.A)	346	310	277
Other companies and consolidation adjustments	(2,155)	(1,959)	(1,508)
	47,669	49,196	47,438
Of which, restricted	3,870	3,614	3,392